Plant, Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Plant, Property and Equipment, Net [Abstract]
Depreciation expense	$ 3,249,396	$ 750,220	$ 198,747